Statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
(Loss) profit for the year of continued operations	R$ (2,640,398)	R$ 2,868,185	R$ 3,915,771
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	55,274	(151,718)	605,204
Income tax and social contribution - cash flow hedge	(19,805)	54,481	(203,186)
Fair value of cash flow hedge from jointly-controlled	(978)	(2,329)	3,534
Cash flow hedges,net of tax	34,491	(99,566)	405,552
Exchange variation of foreign sales hedge	(856,068)	(3,145,857)	(397,045)
Sales Hedge - transfer to profit or loss	1,385,121	1,022,782	1,022,830
Income tax and social contribution on exchange variation	(179,878)	721,845	(212,767)
Exchange variation of foreign sales hedge - Braskem Idesa	464,806	16,681	472,717
Sales Hedge - transfer to profit or loss - Braskem Idesa	267,146	236,570	163,696
Income tax on exchange variation - Braskem Idesa	(219,586)	(75,975)	(190,924)
Sales hedges,net of tax	861,541	(1,223,954)	858,507
Foreign subsidiaries currency translation adjustment	136,722	801,223	(602)
Total	1,032,754	(522,297)	1,263,457
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial loss, net of taxes	(24,597)	(1,289)	(5,750)
Post-employment plans - Health plan, net of taxes	(85,031)	(280)	(2,904)
Long term incentive plan, net of taxes	13,921	6,406
Loss on investments	(84)	(65)
Total	(95,791)	4,772	(8,654)
Total comprehensive income for the year	(1,703,435)	2,350,660	5,170,574
Attributable to:
Company's shareholders	(1,644,368)	2,398,250	5,049,617
Non-controlling interest in subsidiaries	(59,067)	(47,590)	120,957
Total comprehensive income for the year	R$ (1,703,435)	R$ 2,350,660	R$ 5,170,574